Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Assets
Cash and cash equivalents	$ 389,348	$ 227,826
Advance to suppliers	7,403,734	245,723
Total current assets	9,381,128	1,124,785
Total non-current assets	2,705,095	3,387,662
TOTAL ASSETS	12,086,223	4,512,447
Liability
Total current liability	10,300,357	9,242,487
TOTAL LIABILITIES	12,190,079	11,713,346
Total Shareholders’ deficit	(103,856)	(7,200,899)	$ (6,014,643)	$ (5,393,369)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	12,086,223	4,512,447
Parent Company [Member]
Assets
Cash and cash equivalents
Advance to suppliers	7,362,203
Prepaid expenses and other receivables, net	612,500
Total current assets	7,974,703
Investments in subsidiaries and VIEs	(8,078,359)	(7,200,899)
Total non-current assets	(8,078,359)	(7,200,899)
TOTAL ASSETS	(103,656)	(7,200,899)
Liability
Payable to a subsidiary	200
Total current liability	200
TOTAL LIABILITIES	200
Total Shareholders’ deficit	(103,856)	(7,200,899)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ (103,656)	$ (7,200,899)